As filed with the Securities and Exchange Commission on October 2, 2000.

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                                                  File Nos. 333-93889
                                                            811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 1 /X/

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 20 /X/

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400

                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                       TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS                ALFS, INC.
1050 CONNECTICUT AVENUE, N.W.                  3100 SANDERS ROAD, SUITE J5B
SUITE 825                                      NORTHBROOK, IL 60062
WASHINGTON, D.C. 20036-5366


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

__  immediately  upon filing  pursuant to  paragraph  (b) of Rule 485
__ on (date)  pursuant  to  paragraph  (b) of  Rule  485
X 60 days  after  filing pursuant to paragraph (a)(1) of Rule 485
__ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Allstate Life Of New York Separate Account A under Deferred Variable Annuity Contracts.



                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of amending the registration statement to reflect the reservation of the right to restrict transfers among variable sub-accounts in certain circumstances. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

PART A

Each prospectus contained in the registration statement is amended as follows:


1. The section entitled "Investment Alternatives: Transfers" shall include the following disclosure:


EXCESSIVE TRADING LIMITS

For Contracts issued on or after December 1, 2000, in any Contract Year, we reserve the right to limit transfers among the Variable Sub-Accounts, or to refuse any Variable Sub-Account transfer request, if:

     o we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

     o we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.



PART C
-------

Part C is hereby amended to include the following exhibits:


Item 24(b). EXHIBITS

(4)(a)   Form of Contract Rider

(9)(b)   Opinion and Consent of General Counsel

(10)(b)  Consent of Attorneys

(99)(f) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta, Margaret Dyer, Marla Friedman, Vincent A. Fusco, John C. Lounds,
         J. Kevin McCarthy, Samuel H. Pilch, Kevin R. Slawin,
         Steven C. Verney, Patricia W. Wilson.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 27th day of September, 2000.


                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                 BY: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                   (DEPOSITOR)

(SEAL)
Attest:

By:   /s/Michael J. Velotta
      ----------------------
         Michael J. Velotta
         Vice President, Secretary and
          General Counsel


As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 27th day of September, 2000.


*THOMAS J. WILSON, II              Chairman of the Board and President
-----------------------              (Principal Executive Officer)
Thomas J. Wilson, II


/s/Michael J. Velotta               Vice President, Secretary, General
-----------------------              Counsel and Director
Michael J. Velotta


*Margaret G. Dyer                   Director
-----------------------
Margaret G. Dyer


*Marla G. Friedman                  Director and Vice President
-----------------------
Marla G. Friedman


*Vincent A. Fusco                   Director
-----------------------
Vincent A. Fusco


*John C. Lounds                     Director
-----------------------
John C. Lounds

*J. Kevin McCarthy                  Director
-----------------------
J. Kevin McCarthy


*Samuel H. Pilch                    Controller
-----------------------              (Principal Accounting Officer)
Sam H. Pilch


*Kevin R. Slawin                    Vice President
-----------------------              (Principal Financial Officer)
Kevin Slawin


*Steven C. Verney                   Director
-----------------------
Steven C. Verney


*Patricia W. Wilson                 Director
-----------------------
Patricia W. Wilson

*By Michael J. Velotta, pursuant to Power of Attorney filed herewith.

                                  EXHIBIT LIST

The following exhibit is filed herewith:

EXHIBIT NO.                DESCRIPTION

(4)(a)         Form of Contract Rider

(9)(b)         Opinion and Consent of General Counsel

(10)(b)        Consent of Attorneys

(99(f) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta, Margaret Dyer, Marla Friedman, Vincent A. Fusco, John C. Lounds,
               J. Kevin McCarthy, Samuel H. Pilch, Kevin R. Slawin,
               Steven C. Verney, Patricia W. Wilson